Schedule of Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts
Schedule of Valuation and Qualifying Accounts

Allowance for Credit Losses	Balance at Beginning of Period	Costs and Expenses	Deductions(1)	Balance at End of Period
Fiscal year ended December 31, 2021	$224	$464	$—	$689
Fiscal year ended December 31, 2020	$200	$178	$(154)	$224
Fiscal year ended December 31, 2019	$287	$180	$(267)	$200
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(1)Represents uncollectible accounts charged against the allowance for credit losses, net of recoveries.